RECONCILIATION OF LIABILITIES AT FAIR VALUE (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Change in fair value of contingent liabilities		$ 1,491,000	$ 194,000	$ (2,131,000)	$ 472,000	$ (1,387,000)
Derivative liabilities - amended Unit Purchase Agreement (Note 6)						2,485,346
Beginning Balance				13,798,346
Derivative liabilities						391,648
Extinguishment of debt obligations						(391,648)
Initial valuation of contingent liabilities assumed on Somah acquisition1	[1]					9,926,000
Change in fair value						1,387,000
Ending Balance						13,798,346
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Contingent liabilities beginning balance				13,798,346
Change in fair value of contingent liabilities				2,131,000
Derivative liabilities - amended Unit Purchase Agreement (Note 6)				2,438,379
Contingent liabilities ending balance		$ 18,367,725		$ 18,367,725		$ 13,798,346

[1]	Measured as at Somah acquisition date of July 31, 2020, see Note 2.